Share Based Compensation - Schedule of Employee Equity Award Activity (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares $ / shares shares
Share Based Compensation [Abstract]
Number of options, Outstanding (in Shares) | shares	35,000,000	49,270,000
Weighted- average exercise price, Outstanding	¥ 0.06	¥ 0.06
Weighted- average grant-date fair value, Outstanding (in Dollars per share) | (per share)	¥ 0.05		$ 0.06
Weighted- average remaining contractual term, Outstanding		1 year 1 month 6 days
Aggregate intrinsic Value, Outstanding (in Yuan Renminbi) | ¥
Number of options, Granted (in Shares) | shares
Weighted- average exercise price, Granted
Weighted- average grant-date fair value, Granted
Aggregate intrinsic Value, Granted (in Yuan Renminbi) | ¥
Number of options, Forfeited (in Shares) | shares
Weighted- average exercise price, Forfeited
Weighted- average grant-date fair value, Forfeited
Aggregate intrinsic Value, Forfeited (in Yuan Renminbi) | ¥
Number of options, Outstanding (in Shares) | shares	35,000,000	49,270,000
Weighted- average exercise price, Outstanding	¥ 0.06	¥ 0.06
Weighted- average grant-date fair value, Outstanding	¥ 0.05	¥ 0.06
Weighted- average remaining contractual term, Outstanding		8 months 12 days
Aggregate intrinsic Value, Outstanding (in Yuan Renminbi) | ¥
Number of options, Vested and expected to vest (in Shares) | shares	35,000,000	49,270,000	49,270,000
Weighted- average exercise price, Vested and expected to vest	¥ 0.06	¥ 0.06	$ 0.06
Weighted- average grant-date fair value, Vested and expected to vest	¥ 0.05	¥ 0.06	$ 0.06
Weighted- average remaining contractual term, Vested and expected to vest		8 months 12 days	8 months 12 days
Aggregate intrinsic Value, Vested and expected to vest (in Yuan Renminbi) | ¥
Number of options, Exercisable (in Shares) | shares	35,000,000	49,270,000	49,270,000
Weighted- average exercise price, Exercisable	¥ 0.06	¥ 0.06	$ 0.06
Weighted- average grant-date fair value, Exercisable	¥ 0.05	¥ 0.06	$ 0.06
Weighted- average remaining contractual term, Exercisable		8 months 12 days	8 months 12 days
Aggregate intrinsic Value, Exercisable (in Yuan Renminbi) | ¥